UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	August 5, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 73,840



List of Other Included Managers:  None.

No.  13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner (AOL)          COM              00184A105     1309    89010 SH       SOLE                    89010
Abbott Labs (ABT)              COM              002824100      360     9555 SH       SOLE                     9555
Alltel Corp (AT)               COM              020039103      937    19940 SH       SOLE                    19940
American Express (AXP)         COM              025816109      321     8826 SH       SOLE                     8826
American Int'l Group (AIG)     COM              026874107      565     8280 SH       SOLE                     8280
Amgen Inc. (AMGN)              COM              031162100      211     5050 SH       SOLE                     5050
BP PLC (BP)                    COM              055622104     2278    45123 SH       SOLE                    45123
Bank One Corp (ONE)            COM              06423A103     1296    33675 SH       SOLE                    33675
Bemis Company (BMS)            COM              081437105     1187    25000 SH       SOLE                    25000
Bristol Myers Squibb (BMY)     COM              110122108     1550    60310 SH       SOLE                    60310
ChevronTexaco (CVX)            COM              166764100      443     5010 SH       SOLE                     5010
Cisco (CSCO)                   COM              17275R102     1419   101707 SH       SOLE                   101707
Citigroup (C)                  COM              172967101     2882    74379 SH       SOLE                    74379
Coca Cola (KO)                 COM              191216100     3359    59977 SH       SOLE                    59977
Computer Sciences Corp (CSC)   COM              205363104     1722    36025 SH       SOLE                    36025
Deere & Co. (DE)               COM              244199105     3092    64550 SH       SOLE                    64550
Estee Lauder (EL)              COM              518439104     2805    79690 SH       SOLE                    79690
ExxonMobil (XOM)               COM              30231G102     3092    75571 SH       SOLE                    75571
Fenwal Controls of Japan Ltd   COM              J1346Y106       69    29000 SH       SOLE                    29000
Freddie Mac (FRE)              COM              313400301     1715    28027 SH       SOLE                    28027
Gannett Co. Inc. (GCI)         COM              364730101     2592    34150 SH       SOLE                    34150
General Electric (GE)          COM              369604103     2708    93208 SH       SOLE                    93208
Gillette Co (G)                COM              375766102      866    25575 SH       SOLE                    25575
Home Depot Inc (HD)            COM              437076102     2025    55122 SH       SOLE                    55122
Intel (INTC)                   COM              458140100     1646    90092 SH       SOLE                    90092
Johnson & Johnson (JNJ)        COM              478160104     2224    42547 SH       SOLE                    42547
Mattel Inc (MAT)               COM              577081102      694    32900 SH       SOLE                    32900
Merck (MRK)                    COM              589331107     2346    46328 SH       SOLE                    46328
Microsoft Corp (MSFT)          COM              594918104     1673    30577 SH       SOLE                    30577
Nabors Industries (NBR)        COM              G6359F103     1715    48587 SH       SOLE                    48587
Norfolk Southern (NSC)         COM              655844108     2282    97600 SH       SOLE                    97600
Oracle Corp. (ORCL)            COM              68389X105     1358   143364 SH       SOLE                   143364
Orthodontic Centers of America COM              68750P103     1145    49675 SH       SOLE                    49675
Pennichuck Corp New (PNNW)     COM              708254206      221     7657 SH       SOLE                     7657
Pepsico (PEP)                  COM              713448108      266     5510 SH       SOLE                     5510
Pfizer Inc. (PFE)              COM              717081103      254     7260 SH       SOLE                     7260
Phelps Dodge Corp (PD)         COM              717265102     2290    55575 SH       SOLE                    55575
Procter & Gamble (PG)          COM              742718109      208     2328 SH       SOLE                     2328
Regent Ventures Ltd. (REV.CN)  COM              75890F101        1    10000 SH       SOLE                    10000
Royal Dutch (RD)               COM              780257804     1423    25751 SH       SOLE                    25751
SBC Communications (SBC)       COM              78387G103      484    15860 SH       SOLE                    15860
ServiceMaster (SVM)            COM              81760N109     2225   162162 SH       SOLE                   162162
Smithfield Foods (SFD)         COM              832248108     1244    67075 SH       SOLE                    67075
Target Corp (TGT)              COM              87612E106      954    25050 SH       SOLE                    25050
Texas Instruments Inc (TXN)    COM              882508104      607    25612 SH       SOLE                    25612
Torchmark Corp (TMK)           COM              891027104     1590    41625 SH       SOLE                    41625
Verizon Comm. (VZ)             COM              92343V104      282     7023 SH       SOLE                     7023
Viacom Class B (VIA.B)         COM              925524308     3927    88515 SH       SOLE                    88515
Walmart (WMT)                  COM              931142103      596    10827 SH       SOLE                    10827
Washington Mutual (WM)         COM              939322103     1698    45763 SH       SOLE                    45763
Archstone Smith Tr (ASN)       RTS              039583109      200     7500 SH       SOLE                     7500
Plum Creek Timber Co. L.P. (PC RTS              729251108      852    27750 SH       SOLE                    27750
Berger Small Co Growth Fund                     084045103       25 11281.874SH       SOLE                11281.874
Royce Low-Priced Stock Fund                     780905808      157 13754.647SH       SOLE                13754.647
Mass Mutual Corp Investors                      576292106      332 15375.000SH       SOLE                15375.000
Vanguard Total Bond Market Ind                  921937108      118 11602.853SH       SOLE                11602.853